UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	333-144660

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2007

DATE OF REPORTING PERIOD:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2007 (UNAUDITED)
CALAMOS GLOBAL DYNAMIC INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Corporate Bonds (8.0%)
	Consumer Discretionary (1.7%)
$2,000,000	EchoStar Communications Corp.
	7.125%, 02/01/16	$1,900,000
2,000,000	Ford Motor Company
	9.875%, 08/10/11	2,026,918
2,000,000	General Motors Corp.~
	7.200%, 01/15/11	1,805,000
2,000,000	Goodyear Tire & Rubber Company
	7.857%, 08/15/11	1,990,000
2,000,000	Hanesbrands, Inc.‡
	8.784%, 12/15/14	1,970,000
2,000,000	Idearc, Inc.
	8.000%, 11/15/16	1,905,000
2,000,000	Jarden Corp.
	7.500%, 05/01/17	1,810,000
1,000,000	MGM Mirage
	7.500%, 06/01/16	925,000

		14,331,918

	Consumer Staples (1.0%)
1,000,000	Alliance One International, Inc.*
	8.500%, 05/15/12	990,000
2,000,000	Del Monte Corp.
	8.625%, 12/15/12	2,020,000
1,000,000	Dole Food Company, Inc.
	8.875%, 03/15/11	935,000
1,000,000	NBTY, Inc.
	7.125%, 10/01/15	975,000
2,000,000	Pilgrim’s Pride Corp.
	7.625%, 05/01/15	1,940,000
2,000,000	Smithfield Foods, Inc.
	7.750%, 07/01/17	1,940,000

		8,800,000

	Energy (1.3%)
2,000,000	Arch Western Financial, LLC
	6.750%, 07/01/13	1,830,000
2,000,000	Dresser-Rand Group, Inc.
	7.375%, 11/01/14	1,930,000
1,000,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	985,000
2,000,000	Hanover Compressor Company
	9.000%, 06/01/14	2,215,000
2,000,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	1,870,000
2,000,000	Williams Companies, Inc.
	7.750%, 06/15/31	2,027,500

		10,857,500

	Financials (0.5%)
2,000,000	E*TRADE Financial Corp.
	8.000%, 06/15/11	2,050,000
2,000,000	Leucadia National Corp.
	7.000%, 08/15/13	1,890,000

		3,940,000

Principal
Amount		Value

	Health Care (1.2%)
$1,000,000	Bio-Rad Laboratories, Inc.~
	7.500%, 08/15/13	$990,000
3,000,000	Community Health Systems, Inc.*
	8.875%, 07/15/15	2,928,750
1,000,000	DaVita, Inc.
	7.250%, 03/15/15	952,500
3,000,000	HCA, Inc.*
	9.250%, 11/15/16	2,985,000
2,000,000	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	1,910,000

		9,766,250

	Industrials (0.8%)
1,000,000	Belden CDT, Inc.*
	7.000%, 03/15/17	950,000
2,000,000	General Cable Corp.*
	7.125%, 04/01/17	1,950,000
1,000,000	Manitowoc Company, Inc.
	7.125%, 11/01/13	970,000
2,000,000	Terex Corp.
	7.375%, 01/15/14	1,970,000
500,000	Westinghouse Air Brake Technologies Corp.
	6.875%, 07/31/13	487,500

		6,327,500

	Information Technology (0.3%)
2,000,000	Amkor Tech, Inc.
	9.250%, 06/01/16	1,930,000
1,000,000	SunGard Data Systems, Inc.
	9.125%, 08/15/13	997,500

		2,927,500

	Materials (0.3%)
2,305,000	Terra Industries, Inc.
	7.000%, 02/01/17	2,189,750

	Telecommunication Services (0.9%)
2,000,000	Citizens Communications Company
	9.000%, 08/15/31	1,870,000
2,000,000	Leap Wireless International, Inc.
	9.375%, 11/01/14	1,982,500
2,000,000	Qwest Communications International, Inc.
	7.750%, 02/15/31	1,680,000
2,000,000	Windstream Corp.
	8.625%, 08/01/16	2,035,000

		7,567,500

	TOTAL CORPORATE BONDS
	(Cost $68,336,793)	66,707,918

Convertible Bonds (12.3%)
	Consumer Discretionary (2.0%)
2,200,000	Ford Motor Company~
	4.250%, 12/15/36	2,557,498
2,750,000	General Motors Corp.
	6.250%, 07/15/33	2,443,100
See accompanying Notes to Schedule of Investments.

CALAMOS GLOBAL DYNAMIC INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$3,000,000	Interpublic Group of Companies, Inc.*
	4.250%, 03/15/23	$3,307,500
2,000,000	Intralot SA
	2.250%, 12/20/13	3,108,437
1,500,000	JAKKS Pacific, Inc.
	4.625%, 06/15/23	2,017,500
1,175,000	Punch Taverns Redwood Jersey Company Ltd.
	5.000%, 12/14/10	2,848,983

		16,283,018

	Consumer Staples (0.2%)
2,000,000	The Pantry, Inc.
	3.000%, 11/15/12	1,960,000

	Energy (0.3%)
2,000,000	Grey Wolf, Inc.‡
	5.310%, 04/01/24	2,680,000

	Financials (0.9%)
2,000,000	American Equity Investment Life Holding Company
	5.250%, 12/06/24	2,170,000
5,000,000	Prudential Financial, Inc.~‡
	2.960%, 12/12/36	5,023,850

		7,193,850

	Health Care (2.6%)
3,300,000	Emdeon Corp.
	3.125%, 09/01/25	3,320,625
2,400,000	Henry Schein, Inc.
	3.000%, 08/15/34	3,111,000
2,700,000	Invitrogen Corp.~
	3.250%, 06/15/25	2,727,000
2,700,000	LifePoint Hospitals, Inc.
	3.500%, 05/15/14	2,379,375
3,000,000	Millipore Corp.
	3.750%, 06/01/26	3,285,000
4,850,000	Shire, PLC
	2.750%, 05/09/14	4,959,125
2,000,000	SonoSite, Inc.
	3.750%, 07/15/14	1,976,760

		21,758,885

	Industrials (2.3%)
1,700,000	Ceradyne, Inc.
	2.875%, 12/15/35	2,409,750
1,800,000	MTU Aero Engines Holdings, AG
	2.750%, 02/01/12	2,976,752
3,000,000	Q-Cells, AG
	1.375%, 02/28/12	4,844,037
1,600,000	Quanta Services, Inc.~
	3.750%, 04/30/26	2,254,000
3,000,000	School Specialty, Inc.
	3.750%, 11/30/26	2,895,000
3,000,000	YRC Worldwide, Inc.
	5.000%, 08/08/23	3,420,000

		18,799,539

	Information Technology (3.0%)
212,000	Alcatel, SA≠
	4.750%, 01/01/11	4,792,953

Principal
Amount		Value

$79,000	Business Objects, SA≠
	2.250%, 01/01/27	$4,815,136
2,700,000	Electronic Data Systems Corp.~
	3.875%, 07/15/23	2,767,500
5,500,000	Intel Corp.
	2.950%, 12/15/35	5,369,375
2,700,000	Linear Technology Corp.*
	3.125%, 05/01/27	2,750,625
3,000,000	Mentor Graphics Corp.
	6.250%, 03/01/26	3,142,500
1,000,000	Veeco Instruments, Inc.~
	4.125%, 04/15/12	981,250

		24,619,339

	Telecommunication Services (0.7%)
5,500,000	NII Holdings, Inc.
	3.125%, 06/15/12	5,541,250

	Utilities (0.3%)
1,700,000	International Power, PLC
	3.250%, 07/20/13	2,941,092

	TOTAL CONVERTIBLE BONDS
	(Cost $105,561,505)	101,776,973

Number of
Shares		Value

Convertible Preferred Stocks (18.0%)
	Consumer Discretionary (3.6%)
185,400	Credit Suisse (Sony Corp.)*∞
	15.000%	9,993,060
160,000	Deutsche Bank AG (Apollo Group, Inc.)*∞
	12.000%	9,606,400
145,603	Morgan Stanley (Amazon.com, Inc.)*∞
	12.000%	10,575,874

		30,175,334
	Energy (1.2%)
267,380	Lehman Brothers Holding (Pride International, Inc.)*∞
	12.000%	9,631,027

	Financials (2.0%)
6,500	Alleghany Corp.
	5.750%	2,511,438
160,000	MetLife, Inc.
	6.375%	4,780,800
5,500,000	Swiss Re
	6.000%	4,710,559
90,000	Washington Mutual, Inc.
	5.375%	4,612,500

		16,615,297

	Health Care (1.2%)
181,650	Wachovia Bank (Biogen Idec, Inc.)*∞
	12.000%	10,175,960

See accompanying Notes to Schedule of Investments.

CALAMOS GLOBAL DYNAMIC INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

	Industrials (1.2%)
182,823	Credit Suisse (CNH Global, NV)∞
	12.000%	$9,703,331
	Information Technology (7.1%)
379,363	Lehman Brothers Holding (Intel Corp.)*∞
	12.000%	9,533,392
198,217	Morgan Stanley (Infosys Technologies, Ltd.)*∞
	12.000%	9,885,082
187,337	Morgan Stanley (SAP, AG)*∞
	12.000%	10,045,947
341,297	Deutsche Bank (Nokia Corp.)*∞
	15.000%	9,803,756
297,225	Wachovia Bank (eBay, Inc.)*∞
	12.000%	9,781,675
196,700	Wachovia Bank NA (Electronic Arts, Inc.)*∞
	12.000%	9,894,010

		58,943,862

	Materials (1.5%)
2,250,000	Bayer, AG
	6.625%	4,435,115
21,000	Freeport-McMoRan Copper & Gold, Inc.
	6.750%	2,972,550
5,600,000	Givaudan SA
	5.375%	4,824,956

		12,232,621

	Utilities (0.2%)
30,000	Entergy Corp.
	7.625%	1,860,000

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $152,078,892)	149,337,432

Common Stocks (50.5%)
	Consumer Discretionary (6.5%)
41,000	Adidas, AG	2,493,519
11,750	Amazon.com, Inc.~#	922,845
10,000	Carnival Corp.~	443,100
30,000	CBS Corp.~	951,600
9,000	Coach, Inc.~#	409,140
47,500	Comcast Corp.~#	1,247,825
12,500	Compagnie Generale des Etablissements Michelin	1,650,363
27,000	Compagnie Generale Richemont, SA	1,692,185
37,500	Daimler-Benz, AG	3,396,470
68,000	Esprit Holdings, Ltd.	908,737
29,350	Hennes & Mauritz AB	1,686,517
22,000	Home Depot, Inc.	817,740
47,400	Honda Motor Company, Ltd.	1,721,069
28,500	Industria de Diseno Textil, SA	1,704,787
10,000	Kohl’s Corp.~#	608,000
27,000	Lowe’s Companies, Inc.~	756,270
39,000	Makita Corp.	1,802,115
33,000	McDonald’s Corp.~	1,579,710
72,000	News Corp., Class B~	1,631,520

Number of
Shares		Value

16,600	Nike, Inc.~	$937,070
87,000	Nikon Corp.	2,755,307
48,500	Nokian Renkaat Oyj	1,598,515
7,000	Nordstrom, Inc.~	333,060
8,000	Omnicom Group, Inc.~	414,960
54,500	Paddy Power, PLC	1,738,930
900	Porsche Holding GmbH	1,633,164
40,000	Royal Philips Electronics, NV	1,616,931
94,000	Sharp Corp.	1,619,974
50,000	Sony Corp.	2,669,535
31,000	Swatch Group, AG	1,808,369
35,000	Target Corp.~	2,119,950
150,000	Time Warner, Inc.~	2,889,000
41,000	Toyota Motor Corp.	2,492,499
10,000	Volkswagen, AG	1,802,935
25,000	Walt Disney Company~	825,000

		53,678,711

	Consumer Staples (4.8%)
50,000	Altria Group, Inc.~	3,323,500
15,250	Anheuser-Busch Companies, Inc.~	743,742
75,000	British American Tobacco, PLC	2,423,677
20,000	Carlsberg A/S	2,565,772
60,000	Coca-Cola Company~	3,126,600
12,250	Colgate-Palmolive Company~	808,500
66,000	Heineken, NV	4,182,677
44,000	InBev, NV	3,543,220
160	Japan Tobacco, Inc.	813,140
30,000	Kroger Company	778,800
625	Lindt & Spruengli, AG	1,678,078
6,800	Nestle Holdings, Inc.	2,612,408
20,000	PepsiCo, Inc.~	1,312,400
35,000	Procter & Gamble Company~	2,165,100
32,000	Reckitt Benckiser	1,712,187
13,000	Reynolds American, Inc.	795,210
53,000	Unilever, PLC	1,652,996
225,000	Wal-Mart de Mexico SA de CV	818,148
72,000	Wal-Mart Stores, Inc.~	3,308,400
18,500	Walgreen Company~	817,330
37,000	Woolworths, Ltd.	852,794

		40,034,679

	Energy (4.4%)
424,000	BP, PLC	4,911,782
38,000	Canadian Natural Resources, Ltd.	2,607,780
40,000	Chevron Corp.~	3,410,400
25,000	ConocoPhillips~	2,021,000
12,000	Devon Energy Corp.~	895,320
47,000	ENI S.p.A.	1,644,835
70,000	Exxon Mobil Corp.~	5,959,100
14,000	Halliburton Company~	504,280
16,000	Marathon Oil Corp.~	883,200
279,000	Nippon Oil Corp.	2,484,017
11,300	PetroChina Company, Ltd.	1,664,038
82,300	Royal Dutch Shell, PLC	3,205,080
15,000	Schlumberger, Ltd.~	1,420,800
31,300	TOTAL, SA	2,464,920
8,000	Transocean, Inc.#	859,600
21,000	Valero Energy Corp.~	1,407,210

		36,343,362

	Financials (9.6%)
14,950	Allianz SE	3,179,026
See accompanying Notes to Schedule of Investments.

CALAMOS GLOBAL DYNAMIC INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

13,000	Allstate Corp.~	$690,950
13,000	American Express Company~	761,020
45,000	American International Group, Inc.~	2,888,100
24,000	Aon Corp.~	960,960
62,000	Australian Stock Exchange, Ltd.	2,560,382
65,000	Babcock & Brown, Ltd.	1,539,058
75,000	Banco Espirito Santo, SA	1,759,890
135,000	Banco Santander Central Hispano, SA	2,571,028
65,000	Bank of America Corp.~	3,082,300
15,000	Bank of New York Company, Inc.~	638,250
120,000	Barclays, PLC	1,685,517
18,700	BNP Paribas	2,055,594
88,000	Citigroup, Inc.~	4,098,160
18,000	Commerzbank, AG	774,350
36,500	Commonwealth Bank of Australia	1,674,347
23,800	Credit Suisse Group#	1,552,520
11,800	Deutsche Bank, AG#	1,598,328
24,000	EFG obank Ergasias	852,500
12,000	Federal National Mortgage Association~	718,080
8,000	Franklin Resources, Inc.~	1,018,960
16,000	Goldman Sachs Group, Inc.~	3,013,440
5,000	Hartford Financial Services Group, Inc.~	459,350
535,000	Henderson Group, PLC	1,681,714
187,000	HSBC Holdings, PLC#	3,465,119
45,000	JPMorgan Chase & Company~	1,980,450
17,000	Loews Corp.	805,800
11,400	Macquarie Bank, Ltd.	786,899
145,000	Man Group, PLC	1,649,029
9,500	Merrill Lynch & Company, Inc.~	704,900
30,000	MetLife, Inc.~	1,806,600
40,000	Millea Holdings, Inc.	1,591,164
40,000	Morgan Stanley~	2,554,800
45,000	Nomura Holdings, Inc.	854,159
47,000	Piraeus Bank, SA	1,666,482
15,000	Prudential Financial, Inc.~	1,329,450
33,000	QBE Insurance Group, Ltd.	833,344
135,000	Royal Bank of Scotland, PLC	1,607,278
65,500	Schroders, PLC	1,621,085
387,000	Singapore Exchange, Ltd.	2,443,663
12,000	St. Paul Travelers Companies, Inc.~	609,360
16,000	T Rowe Price Group, Inc.	834,080
32,000	U.S. Bancorp~	958,400
28,500	UBS, AG	1,577,797
67,000	Wachovia Corp.~	3,163,070
18,500	Washington Mutual, Inc.~	694,305
40,000	Wells Fargo & Company~	1,350,800
8,300	Zurich Financial Services, AG	2,418,554

		79,120,412

	Health Care (4.5%)
55,000	Abbott Laboratories~	2,787,950
25,500	Alcon, Inc.	3,480,750
39,000	Astellas Pharma, Inc.	1,602,241
55,000	Bristol-Myers Squibb Company~	1,562,550
11,350	CSL, Ltd.	850,428
14,250	Eli Lilly and Company~	770,783
55,000	Johnson & Johnson~	3,327,500
70,000	Merck & Company, Inc.~	3,475,500

Number of
Shares		Value

8,000	Nobel Biocare Holding, AG	$2,405,937
32,000	Novartis International, AG	1,726,072
15,600	Novo Nordisk, AS — B Shares	1,636,753
66,000	OLYMPUS Corp.~	2,705,343
135,000	Pfizer, Inc.~	3,173,850
9,650	Roche Holding, AG	1,709,076
60,000	Schering-Plough Corp.~	1,712,400
27,000	Takeda Chemical Industries	1,758,815
42,000	UnitedHealth Group, Inc.~	2,034,060
17,000	Wyeth~	824,840

		37,544,848

	Industrials (6.6%)
19,000	3M Company	1,689,480
106,700	Abb, Ltd.	2,566,001
26,000	Alfa Laval AB	1,632,914
10,000	Alstom	1,798,161
19,000	ARIS, NV	1,768,400
22,000	Boeing Company~	2,275,460
6,000	Burlington Northern Santa Fe Corp.~	492,840
170,000	Capita Group, PLC	2,463,341
12,000	Compagnie de Saint-Gobain	1,324,290
7,000	Danaher Corp.~	522,760
18,000	Emerson Electric Company~	847,260
63,000	FirstGroup, PLC	804,752
10,000	General Dynamics Corp.~	785,600
130,000	General Electric Company~	5,038,800
30,000	Honeywell International, Inc.~	1,725,300
200,000	Invensys, PLC#	1,512,428
92,000	JGC Corp.	1,893,128
39,500	KCI Konecranes Oyj	1,598,706
29,000	Komatsu, Ltd.	915,270
24,000	Leighton Holdings, Ltd.	789,733
10,000	Lockheed Martin Corp.~	984,800
17,000	MAN, AG	2,456,256
150,000	Michael Page International, PLC	1,645,212
66,000	Mitsubishi Corp.	1,949,042
135,000	Mitsubishi Heavy Industries, Ltd.	948,458
137,000	Mitsui Marine & Fire Insurance Company of America	1,581,200
90,000	Mitsui Sumitomo Insurance Co., Ltd.	2,115,048
10,000	Norfolk Southern Corp.~	537,800
4,200	R.R. Donnelley & Sons Company~	177,492
11,000	Raytheon Company~	608,960
78,000	Sandvik, AB#	1,568,078
24,000	Siemens, AG	3,037,563
45,000	Sumitomo Corp.	871,513
8,400	Union Pacific Corp.~	1,000,776
14,000	United Technologies Corp.~	1,021,580
77,000	Volvo, AB — A Shares#	1,424,056

		54,372,458

	Information Technology (8.6%)
22,000	Apple, Inc.#~	2,898,720
60,000	Canon, Inc.	3,171,259
75,000	Cisco Systems, Inc.~#	2,168,250
28,000	Dell, Inc.~#	783,160
18,000	Electronic Data Systems Corp.~	485,820
2,750	Google, Inc.~#	1,402,500
60,000	Hewlett-Packard Company~	2,761,800
See accompanying Notes to Schedule of Investments.

CALAMOS GLOBAL DYNAMIC INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

196,000	Hon Hai Precision Industry Company, Ltd.	$1,611,568
50,000	Infosys Technologies, Ltd.	2,480,000
135,000	Intel Corp.~	3,188,700
25,000	International Business Machines Corp.~	2,766,250
113,000	Konica Minolta Holdings, Inc.	1,670,684
16,200	Kyocera Corp.#	1,574,645
160,000	Microsoft Corp.~	4,638,400
45,000	Motorola, Inc.~	764,550
23,600	Murata Manufacturing Company, Ltd.	1,763,232
14,000	Nintendo Company, Ltd.	6,749,808
183,000	Nokia Corp.	5,227,670
150,000	Oracle Corp.#~	2,868,000
47,000	QUALCOMM, Inc.~	1,957,550
76,000	Ricoh Company, Ltd.	1,647,414
34,000	SAP, AG	1,840,870
65,000	Satyam Computer Services, Ltd.	1,732,900
38,000	Taiyo Yuden Company, Inc.	819,962
72,000	Tandberg ASA	1,630,830
56,000	TDK Corp.	4,773,740
43,000	Texas Instruments, Inc.~	1,513,170
381,000	Toshiba Corp.	3,573,306
103,000	Vtech Holdings	912,648
56,000	Yamatake Corp.	1,701,294

		71,078,700

	Materials (2.3%)
20,000	Akzo Nobel, NV	1,647,151
26,000	Anglo American, PLC	1,509,515
27,000	ArcelorMittal	1,655,744
19,750	BASF, AG	2,554,391
23,000	Bayer, AG	1,628,094
83,700	BHP Billton, Ltd.	2,665,980
30,000	BHP Billton, PLC	880,210
22,000	E.I. du Pont de Nemours and Company~	1,028,060
14,000	JFE Holdings, Inc.	960,121
14,000	Nucor Corp.	702,800
17,000	Rio Tinto Group	1,226,481
23,000	Shin-Etsu Chemical Co., Ltd.	1,698,307
25,000	The Dow Chemical Company~	1,087,000

		19,243,854

	Telecommunication Services (2.2%)
55,000	America Movil, SA de CV	3,293,400
65,000	AT&T, Inc.~	2,545,400
265,000	BT Group, PLC#	1,679,497
15,700	China Mobile, Ltd.	901,023
235	KDDI Corp.	1,558,918
42,600	Telefonos de Mexico, SA de CV	1,455,642
83,000	Verizon Communications, Inc.~	3,537,460
1,035,000	Vodafone Group, PLC	3,111,363

		18,082,703

	Utilities (1.0%)
47,500	Duke Energy Corp.	808,925
21,000	E.ON, AG	3,304,491
21,000	Exelon Corp.~	1,473,150
17,000	FPL Goup, Inc.~	981,410
14,500	Gas Natural SDG, SA	832,140

Number of
Shares		Value

19,000	Progress Energy, Inc.	$829,540

		8,229,656

	TOTAL COMMON STOCKS
	(Cost $432,839,151)	417,729,383

Principal
Amount		Value

Short-Term Investment (1.0%)
$8,000,000	Federal Home Loan Mortgage Corp.µ
	5.401%, 08/10/07
	(Cost $7,997,320)	7,997,360

Number of
Shares		Value

Investment in Affiliated Fund (17.1%)
141,229,857	Calamos Government Money Market Fund — Class I Shares
	5.111%
	(Cost $141,229,857)	141,229,857

TOTAL INVESTMENTS (106.9%)
(Cost $908,043,518)		884,778,923

LIABILITIES, LESS OTHER ASSETS (-6.9%)		(57,041,826)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$827,737,097

See accompanying Notes to Schedule of Investments.

Number of
Shares		Value

Common Stocks Sold Short (-3.2%)
Consumer Discretionary (-0.4)
(187,000)	Interpublic Group of Companies, Inc.#	$(1,961,630)
(61,500)	JAKKS Pacific, Inc.#	(1,458,165)

		(3,419,795)

Consumer Staples (-0.1%)
(28,000)	The Pantry, Inc.#	(975,520)

Energy (-0.2%)
(250,000)	Grey Wolf, Inc.#	(1,852,500)

Financials (-0.4%)
(5,300)	Alleghany Corp.#	(2,226,000)
(100,000)	American Equity Investment Life Holding Company	(1,135,000)

		(3,361,000)

Health Care (-0.9%)
(156,500)	Health Corp.	(1,981,290)
(43,100)	Henry Schein, Inc.#	(2,342,054)
(23,200)	Millipore Corp.#	(1,823,752)
(38,000)	SonoSite, Inc.#	(1,089,443)

		(7,236,539)

Industrials (-0.8%)
(24,500)	Ceradyne, Inc.#	(1,828,435)
(62,000)	Quanta Services, Inc.#	(1,762,660)
(32,500)	School Specialty, Inc.#	(1,119,300)
(51,000)	YRC Worldwide, Inc.#	(1,638,120)

		(6,348,515)

Information Technology (-0.2%)
(90,000)	Mentor Graphics Corp.#	(1,080,900)
(26,000)	Veeco Instruments, Inc.#	(475,800)

		(1,556,700)

Utilities (-0.2%)
(17,000)	Entergy Corp.	(1,699,320)

	TOTAL COMMON STOCKS SOLD SHORT
	(Proceeds $28,473,929)	(26,449,889)

Number of Contracts		Value
Written Options (-0.8%)
Financials (-0.8%)
	iShares MSCI EAFE Index Fund#
11,350	Call, 09/22/07, Strike $83.00	(936,375)
7,700	Call, 09/22/07, Strike $82.00	(904,750)
6,000	Call, 12/22/07, Strike $82.00	(1,830,000)

		(3,671,125)

	SPDR Trust Series 1#
3,300	Call, 08/18/22/07, Strike $152.00	(165,000)
650	Call, 08/18/22/07, Strike $153.00	(19,500)
3,400	Call, 09/22/07, Strike $152.00	(637,500)
1,000	Call, 09/22/07, Strike $153.00	(152,500)
500	Call, 09/22/07, Strike $154.00	(61,250)
450	Call, 09/22/07, Strike $155.00	(43,875)
5,500	Call, 12/22/07, Strike $84.00	(1,168,750)
1,800	Call, 12/22/07, Strike $154.00	(693,000)

		(2,941,375)

	TOTAL WRITTEN OPTIONS
	(Premium $13,306,666)	$(6,612,500)

CREDIT DEFAULT SWAPS

SWAP Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate	Termination Date	Notional Amount	Unrealized

Citibank, N.A.	Marsh & Mclennan Company	BUY	71 BPS Quarterly	9/20/2012	$5,000,000	$(2,123)
Citibank, N.A.	Centex Corp.	BUY	135 BPS Quarterly	9/20/2012	5,000,000	175,441
Citibank, N.A.	Boston Scientific Corp.	BUY	97 BPS Quarterly	9/20/2012	5,000,000	133,094
Citibank, N.A.	Motorola, Inc.	BUY	73 BPS Quarterly	9/20/2017	5,000,000	75,943
Goldman Sachs	Jones Apparel Group USA, Inc.	BUY	132 BPS Quarterly	9/20/2012	5,000,000	108,891
Goldman Sachs	Temple-Inland, Inc.	BUY	100 BPS Quarterly	9/20/2012	5,000,000	251,054
Lehman Brothers Holdings	IAC/InterActiveCorp	BUY	125 BPS Quarterly	9/20/2012	5,000,000	87,066
Goldman Sachs	Dow Jones CDX.NA.IG.8, 3-7%	SELL	674 BPS Quarterly	6/20/2017	10,000,000	(690,673)
Lehman Brothers Holdings	Dow Jones CDX.NA.IG.8, 3-7%	SELL	636 BPS Quarterly	6/20/2017	10,000,000	(916,629)
Lehman Brothers Holdings	Dow Jones CDX.NA.IG.8, 3-7%	SELL	640 BPS Quarterly	6/20/2017	10,000,000	(894,035)
Citibank, N.A.	Dow Jones CDX.NA.IG.8, 7-10%	SELL	196.25 BPS Quarterly	6/20/2017	10,000,000	(772,553)
Citibank, N.A.	Dow Jones CDX.NA.IG.8, 7-10%	SELL	206.5 BPS Quarterly	6/20/2017	10,000,000	(702,911)
Goldman Sachs	Dow Jones CDX.NA.IG.8, 7-10%	SELL	234 BPS Quarterly	6/20/2017	10,000,000	(499,330)
Merrill Lynch	Dow Jones CDX.NA.IG.8, 7-10%	SELL	187.25 BPS Quarterly	6/20/2017	10,000,000	(838,202)
Merrill Lynch	Dow Jones CDX.NA.IG.8, 7-10%	SELL	197.5 BPS Quarterly	9/20/2017	10,000,000	(766,034)
Merrill Lynch	Dow Jones CDX.NA.IG.8, 7-10%	SELL	239 BPS Quarterly	6/20/2017	3,000,000	(482,070)

						$(5,733,071)

NOTES TO SCHEDULE OF INVESTMENTS
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $172,965,790.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007 the value of 144A securities that could not be exchanged to the registered form is $120,153,348 or 14.5% of net assets.

≠	Security, or a portion of the security purchased on a delayed delivery or when-issued basis.

∞	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

#	Non-income producing security.

µ	Security, or portion of security, is held in a segregated account as collateral for SWAPs aggregating a total market value of $7,997,360.

CALAMOS GLOBAL DYNAMIC INCOME FUND
Country Allocation as of July 31, 2007

Country	% of Portfolio
United States	50.8%
Japan	10.8
Germany	7.3
United Kingdom	7.2
Switzerland	4.9
Netherlands	2.9
France	2.7
Finland	2.6
India	2.0
Australia	1.8
Sweden	0.9
Greece	0.8
Mexico	0.8
Spain	0.7
Denmark	0.6
Belgium	0.5
Canada	0.4
Singapore	0.3
Bermuda	0.3
Portugal	0.3
Ireland	0.2
China	0.2
Italy	0.2
Norway	0.2
Taiwan	0.2
Netherlands Antilles	0.2
Hong Kong	0.1
Cayman Islands	0.1

Totals:	100.0%

Country allocations vary over time.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.
The Fund’s investment objective is to generate a high level of current income, with a secondary objective of capital appreciation.
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter (“OTC”) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.
The Fund also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on July 31, 2007.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a Federal income tax basis as of July 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income tax purposes at July 31, 2007 was as follows:

Cost basis of investments	$908,294,647

Gross unrealized appreciation	13,116,331
Gross unrealized depreciation	(36,632,055)

Net unrealized appreciation (depreciation)	$(23,515,724)

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
Investments in Affiliated Fund. The Fund held the following investment in an affiliated fund as of July 31, 2007. Purchases, sales, dividend income and capital gains are shown during the period from June 27, 2007 through July 31, 2007.

					Distributed
	Value				Capital	Value
	June 27		Sales	Dividend	Gains	July 31,
Affiliated Fund	2007*	Purchases	Proceeds	Income	Distributed	2007

Calamos Government Money Market Fund	$—	$847,085,857	$705,856,000	$1,976,826	$—	$141,229,857

*	The Fund commenced operations on June 27, 2007
NOTE 3 — SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
NOTE 4 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at July 31, 2007.
NOTE 5 — SWAPS
The Fund may engage in various swap transactions primarily to manage duration and yield curve risk, or as alternatives to direct investments.
The Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation.
The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks include change in the return of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible risk of liquidity with respect to the contracts.
As of July 31, 2007, the Fund had outstanding swap agreements as listed on the Schedule of Investments.
NOTE 6 — SYNTHETIC CONVERTIBLE SECURITIES
The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
     The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name: Title: Date:	John P. Calamos, Sr. Principal Executive Officer September 25, 2007

By:	/s/ Patrick H. Dudasik

Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	September 25, 2007